Schedule of Investments

ARK Next Generation Internet ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–90.7%

Automobiles - 9.0%
Tesla, Inc.*	181,029	$157,632,812

Banks - 0.5%
NU Holdings Ltd., Class A (Brazil)*	1,622,491	9,751,171

Biotechnology - 1.2%
Veracyte, Inc.*	1,015,365	20,784,522

Capital Markets - 9.9%
Coinbase Global, Inc., Class A*	1,197,303	134,948,021
Robinhood Markets, Inc., Class A*	3,919,259	38,428,335
Total Capital Markets		173,376,356

Diversified Consumer Services - 0.7%
2U, Inc.*	1,186,551	11,841,779

Entertainment - 17.0%
Endeavor Group Holdings, Inc., Class A*	479,124	10,900,071
ROBLOX Corp., Class A*	1,464,037	44,872,734
Roku, Inc.*	1,229,242	114,196,582
Sea Ltd. (Taiwan)*(a)	664,044	54,956,281
Spotify Technology SA*	637,330	64,784,595
Walt Disney Co. (The)*	79,595	8,885,190
Total Entertainment		298,595,453

Health Care Technology - 3.7%
Teladoc Health, Inc.*	1,904,958	64,311,382

Hotels Restaurants & Leisure - 3.2%
DraftKings, Inc., Class A*	4,106,430	56,175,962

Household Durables - 1.3%
Vuzix Corp.*†	4,287,511	22,166,432

Interactive Media & Services - 4.5%
Genius Sports Ltd. (United Kingdom)*	5,329,982	20,360,531
Nextdoor Holdings, Inc.*†	5,150,997	23,230,997
Twitter, Inc.*	718,426	35,217,243
Total Interactive Media & Services		78,808,771

Internet & Direct Marketing Retail - 1.9%
MercadoLibre, Inc. (Argentina)*	33,570	32,684,759

IT Services - 18.3%
Adyen NV (Netherlands)*(a)	1,168,999	19,487,214
Block, Inc.*	1,140,357	113,511,136
Cloudflare, Inc., Class A*	243,102	20,940,806
Okta, Inc.*	210,448	25,108,551
Shopify, Inc., Class A (Canada)*	140,982	60,173,937
Snowflake, Inc., Class A*	86	14,744
Twilio, Inc., Class A*	724,921	81,060,666
Total IT Services		320,297,054

Leisure Products - 0.0%(b)
Peloton Interactive, Inc., Class A*	8,708	152,912

Software - 18.2%
Crowdstrike Holdings, Inc., Class A*	121,912	$24,231,229
monday.com Ltd.*	193,899	25,090,530
PagerDuty, Inc.*	1,519,503	43,412,201
Splunk, Inc.*	101	12,324
UiPath, Inc., Class A*	3,136,458	55,923,046
Unity Software, Inc.*	904,358	60,058,415
Zoom Video Communications, Inc., Class A*	1,110,535	110,575,970
Total Software		319,303,715

Technology Hardware, Storage & Peripherals - 1.3%
Nano Dimension Ltd. (Israel)*(a)	7,822,393	22,215,596
Total Common Stocks (Cost $3,792,359,389)		1,588,098,676

UNIT TRUST–9.2%

Financials - 9.2%
Grayscale Bitcoin Trust BTC* (Cost $234,239,259)	6,151,375	162,273,272

MONEY MARKET FUND–0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (c) (Cost $4,507,367)	4,507,367	4,507,367
Total Investments–100.2% (Cost $4,031,106,015)		1,754,879,315
Liabilities in Excess of Other Assets–(0.2)%		(3,180,216)
Net Assets–100.0%		$1,751,699,099

Schedule of Investments (continued)

ARK Next Generation Internet ETF

April 30, 2022 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Common Stocks — 2.6%
Capital Markets — 0.0%
Concord Acquisition Corp.
28,340,692	20,297,582	(47,415,233)	(2,135,524)	912,483	–	–	–	–
Household Durables — 1.3%
Vuzix Corp.
59,763,791	35,599,106	(27,989,572)	(5,433,584)	(39,773,309)	–	–	4,287,511	22,166,432
Interactive Media & Services — 1.3%
Nextdoor Holdings, Inc.
44,079,858	31,190,029	(24,110,585)	(1,443,725)	(26,484,580)	–	–	5,150,997	23,230,997
$ 132,184,341	$87,086,717	$(99,515,390)	$(9,012,833)	$(65,345,406)	$–	$–	9,438,508	$45,397,429

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2022.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,588,098,676	$–	$–	$1,588,098,676
Unit Trust‡	162,273,272	–	–	162,273,272
Money Market Fund	4,507,367	–	–	4,507,367
Total	$1,754,879,315	$–	$–	$1,754,879,315

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.